Stockholders’ Equity (Details Narrative)							1 Months Ended						3 Months Ended	12 Months Ended
	Oct. 01, 2025 $ / shares shares	Aug. 22, 2025 $ / shares shares	May 13, 2025 $ / shares shares	Jul. 25, 2024 USD ($) shares	Sep. 13, 2023 USD ($) $ / shares shares	Aug. 19, 2019 shares	May 30, 2025 shares	Mar. 29, 2025 USD ($) $ / shares shares	Jul. 31, 2024 USD ($) $ / shares shares	Mar. 31, 2024 USD ($) shares	Sep. 30, 2023 USD ($) $ / shares shares	Aug. 31, 2023 USD ($) $ / shares	Jun. 30, 2025 USD ($) shares	Dec. 31, 2024 USD ($) $ / shares shares	Jul. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Sep. 30, 2025 USD ($) $ / shares shares	Jul. 31, 2025 USD ($) $ / shares shares	Jul. 31, 2025 MYR (RM) RM / shares shares	Jul. 31, 2024 RM / shares	Jan. 08, 2024 $ / shares	Oct. 30, 2023 shares	Jul. 31, 2023 shares	Jun. 30, 2023 shares
Subsidiary or Equity Method Investee [Line Items]
Common stock, shares outstanding									1						1			1	1
Common stock, par value | $ / shares									$ 0.001						$ 0.001			$ 0.001
Common stock, shares authorized									50,000,000						50,000,000			50,000,000	50,000,000
Common stock, shares issued									1						1			1	1
Common Stock, Value, Issued | $
Number of shares issued, value | $
Common Stock [Member]
Subsidiary or Equity Method Investee [Line Items]
Number of shares issued									1
Number of shares issued, value | $
Titan Pharmaceuticals Inc [Member]
Subsidiary or Equity Method Investee [Line Items]
Common stock, shares outstanding														914,234		781,503	1,397,654
Common stock, par value | $ / shares														$ 0.001		$ 0.001	$ 0.001				$ 0.001
Number of shares agreed to issue																								125,000
Preferred stock, shares issued											950,000			950,000		950,000	870,068
Preferred stock, par value | $ / shares											$ 0.001			$ 0.001		$ 0.001	$ 0.001
Share price | $ / shares											$ 10.00
Purchase price | $											$ 9,500,000
Cash | $											5,000,000.0						$ 2,000,000.0
Promissory note | $											$ 4,500,000
Conversion price | $ / shares											$ 9.32
Outstanding percentage											19.99%
Non cash expenses | $																$ 1,013,000
Common stock, shares authorized														225,000,000		225,000,000	225,000,000
Common stock, shares issued														914,234		781,503	1,397,654
Common Stock, Value, Issued | $														$ 1,000		$ 1,000	$ 1,000
Number of shares issued, value | $													$ 1,600,000			$ 9,500,000
Titan Pharmaceuticals Inc [Member] | Series AA Preferred Stock [Member]
Subsidiary or Equity Method Investee [Line Items]
Conversion of stock, shares converted						150,087
Share price | $ / shares											$ 10.00
Number of shares issued											950,000
Titan Pharmaceuticals Inc [Member] | Sire Group Ltd [Member]
Subsidiary or Equity Method Investee [Line Items]
Shares issued							150,087
Titan Pharmaceuticals Inc [Member] | Sire Group Ltd [Member] | Series AA Preferred Stock [Member]
Subsidiary or Equity Method Investee [Line Items]
Conversion of stock, shares converted			139,882
Preferred stock, par value | $ / shares			$ 0.001
Titan Pharmaceuticals Inc [Member] | Sire Group Ltd [Member] | Series AA Preferred Stock [Member] | Securities Purchase Agreement [Member]
Subsidiary or Equity Method Investee [Line Items]
Conversion price | $ / shares					$ 9.32
Preferred stock, par value | $ / shares					$ 10.00
Shares issued					950,000
Agreegate purchase price | $					$ 9,500,000
Titan Pharmaceuticals Inc [Member] | Blue Harbour [Member]
Subsidiary or Equity Method Investee [Line Items]
Shares issued		67,420					265,913
Titan Pharmaceuticals Inc [Member] | Blue Harbour [Member] | Series B Preferred Stock [Member]
Subsidiary or Equity Method Investee [Line Items]
Conversion of stock, shares converted			79,773
Preferred stock, par value | $ / shares			$ 0.001
Shares issued								100,000
Titan Pharmaceuticals Inc [Member] | Blue Harbour [Member] | Series B Preferred Stock [Member] | Securities Purchase Agreement [Member]
Subsidiary or Equity Method Investee [Line Items]
Conversion price | $ / shares								$ 3.00
Preferred stock, par value | $ / shares								$ 10.00
Agreegate purchase price | $								$ 1,000,000
Titan Pharmaceuticals Inc [Member] | Blue Harbour [Member] | Series B Convertible Preferred Stock [Member]
Subsidiary or Equity Method Investee [Line Items]
Conversion of stock, shares converted		20,227
Preferred stock, par value | $ / shares		$ 0.001
Titan Pharmaceuticals Inc [Member] | N 2015 Omnibus Equity Incentive Plan [Member]
Subsidiary or Equity Method Investee [Line Items]
Number of shares agreed to issue													90,000
Titan Pharmaceuticals Inc [Member] | Common Stock [Member]
Subsidiary or Equity Method Investee [Line Items]
Number of shares issued
Number of shares issued, value | $
Titan Pharmaceuticals Inc [Member] | Common Stock [Member] | MDM Worldwide Solutions Inc [Member]
Subsidiary or Equity Method Investee [Line Items]
Number of shares agreed to issue																						2,500
Non cash expenses | $																$ 25,000
Titan Pharmaceuticals Inc [Member] | Choong Choon Hau Note [Member]
Subsidiary or Equity Method Investee [Line Items]
Value of shares exchanged | $												$ 500,000
Interest rate												10.00%
Due date												Jan. 08, 2024
Conversion price | $ / shares												$ 9.32
Conversion of stock, amount converted | $										$ 4,511,000
Conversion of stock, shares converted										54,132
TALENTEC SDN. BHD. [Member]
Subsidiary or Equity Method Investee [Line Items]
Common stock, shares outstanding									580,000						580,000								500,000
Common stock, par value | (per share)									$ 0.36						$ 0.36			$ 0.36	RM 1	RM 1
Share price | $ / shares	$ 8.524
Common stock, shares authorized									580,000						580,000			580,000	580,000
Common Stock, Value, Issued									$ 208,617						$ 208,617			$ 208,617	RM 580,000
Number of shares issued	7,210,800			80,000
Number of shares issued, value | $				$ 800,000											$ 800,000
TALENTEC SDN. BHD. [Member] | Common Stock [Member]
Subsidiary or Equity Method Investee [Line Items]
Number of shares issued															80,000
Number of shares issued, value | $															$ 17,135